Commitments and Contingency (Details) - Schedule of balance sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of selected condensed consolidating balance sheets [Abstract]
Current assets	$ 11,276,852	$ 11,779,996
Total non-current assets	9,102,933	4,173,234
Total Assets	20,379,785	15,953,230
Total liabilities	$ 5,329,843	$ 3,793,609